Trade and other payables - Currency profiles trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Trade and other payables
Trade and other payables	$ 13,455	$ 1,841	$ 637
US$
Trade and other payables
Trade and other payables	3,424	1,005	271
HK$
Trade and other payables
Trade and other payables	6,651
RMB
Trade and other payables
Trade and other payables	2,019
SGD
Trade and other payables
Trade and other payables	790	$ 836	$ 366
BTC
Trade and other payables
Trade and other payables	527
USDC
Trade and other payables
Trade and other payables	770
USDT
Trade and other payables
Trade and other receivables	(741)
Others
Trade and other payables
Trade and other payables	$ 15